UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

June 30, 2008 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

ENERGY — 30.3%
Atwood Oceanics, Inc.*	193,100	$24,010,054
ENSCO International Incorporated	2,150,000	173,591,000
Patterson-UTI Energy, Inc.	3,774,000	136,014,960
Rosetta Resources, Inc.*‡	4,455,800	126,990,300
Rowan Companies, Inc.	2,291,000	107,104,250
		$567,710,564
RETAILING — 9.1%
Charming Shoppes, Inc. *‡	7,500,000	$34,425,000
Circuit City Stores, Inc.	4,860,000	14,045,400
Foot Locker, Inc.	3,047,400	37,940,130
RadioShack Corporation	1,116,400	13,698,228
Signet Group, plc	28,703,100	28,416,069
Zale Corporation*‡	2,205,000	41,652,450
		$170,177,277
TECHNOLOGY — 8.2%
Arrow Electronics, Inc.*	1,885,000	$57,907,200
Avnet, Inc. *	3,152,600	86,002,928
Western Digital Corporation*	292,000	10,082,760
		$153,992,888
INDUSTRIAL PRODUCTS — 4.3%
Trinity Industries, Inc.	2,340,300	$81,185,007
CONSUMER DURABLES — 2.6%
Champion Enterprises, Inc.*‡	4,451,600	$26,041,860
Coachmen Industries, Inc.‡	859,000	1,821,080
Fleetwood Enterprises, Inc.*‡	4,627,600	12,124,312
Thor Industries, Inc.	400,000	8,504,000
		$48,491,252
FINANCIAL — 2.4%
Horace Mann Educators Corporation	630,100	$8,834,002
Mercury General Corporation	763,900	35,689,408
		$44,523,410
CONSUMER NON-DURABLES — 0.9%
American Greetings Corporation	1,407,800	$17,372,252
DEFENSE — 0.3%
Datapath, Inc.*,‡,†	4,100,000	$6,150,000
TOTAL COMMON STOCKS — 58.1% (Cost $808,617,227)		$1,089,602,650

SHORT-TERM U.S. GOVERNMENT & AGENCY SECURITIES
Federal Home Loan Bank (Discount Note) — 2.23% 2008	$80,000,000	$79,733,600
Federal Home Loan Bank — 2.45% 2008	22,595,000	22,553,877
Federal Home Loan Bank — 4.5% 2008	70,150,000	70,434,108
Federal Home Loan Bank — 4.75% 2009	50,000,000	50,523,500
Federal Home Loan Bank — 5.25% 2009	25,000,000	25,422,500
U.S. Treasury Bill — 1.99% 2008	300,000,000	298,998,000
U.S. Treasury Note — 4.125% 2008	25,000,000	25,070,312
TOTAL SHORT-TERM U.S. GOVERNMENT & AGENCY SECURITIES — 30.6% (Cost $571,799,541)		$572,735,897

TOTAL INVESTMENT SECURITIES — 88.7% (Cost $1,380,416,768)		$1,662,338,547

SHORT-TERM INVESTMENTS — 11.1%
Federal Farm Credit Bank (Discount Note) — 2% 07/01/08	$52,810,000	$52,810,000
Toyota Motor Credit Corporation — 2.12% 07/02/08	55,000,000	54,996,761
General Electric Capital Services, Inc. — 2.1% 07/09/08	48,965,000	48,942,150
Federal Home Loan Bank (Discount Note) — 2.2% 07/18/08	51,376,000	51,322,626
TOTAL SHORT-TERM INVESTMENTS (Cost $208,071,537)		$208,071,537

TOTAL INVESTMENTS — 99.8% (Cost $1,588,488,305) — Note 2		$1,870,410,084
Other assets and liabilities, net — 0.2%		3,467,989
TOTAL NET ASSETS — 100.0%		$1,873,878,073

* Non-income producing securities

‡ Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended June 30, 2008.

Following is a summary of transactions in the securities of these affiliates during the three-month period ended June 30, 2008.

	Purchases	Sales	Realized	Dividend
	at Cost	at Cost	Gain/Loss	Income
Champion Enterprises, Inc.	—	—	—	—
Charming Shoppes, Inc.	—	—	—	—
Coachmen Industries, Inc.	—	—	—	—
Datapath, Inc.	—	—	—	—
Fleetwood Enterprises, Inc.	—	—	—	—
Rosetta Resources, Inc.	—	—	—	—
Zale Corporation	—	—	—	—

† Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. Datapath, Inc. constituted 0.3% of total net assets at June 30, 2008.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, on April 1, 2008. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2008:

Level 1 – Quoted Prices	$1,407,520,962
Level 2 – Other significant observable inputs**	456,739,122
Level 3 – Significant unobservable inputs	6,150,000
Total investments	$1,870,410,084

**  Includes $208,071,537 of short-term investments with maturities of 60 days or less that are valued at amortized cost.

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$460,539,580
Gross unrealized depreciation:	(178,617,801)
Net unrealized appreciation:	$281,921,779

ITEM 2. CONTROLS AND PROCEDURES.

(a)            The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)            There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)            Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:       August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:       August 29, 2008

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:       August 29, 2008